Lease Arrangements - Summary of Lease Commitments (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Lease commitments	$ 2,298	$ 67,935